Share - Based Compensation - Additional Information (Details) SFr / shares in Units, SFr in Thousands		1 Months Ended		3 Months Ended		6 Months Ended				12 Months Ended
		Feb. 28, 2025 SFr / shares	Nov. 30, 2024 SFr / shares	Jun. 30, 2025 CHF (SFr) shares SFr / shares	Jun. 30, 2024 CHF (SFr) shares	Jun. 30, 2025 CHF (SFr) shares TradingDay SFr / shares	Jun. 30, 2025 CHF (SFr) shares SFr / shares $ / shares	Jun. 30, 2024 CHF (SFr) shares SFr / shares	Jun. 30, 2024 shares $ / shares	Dec. 31, 2024 CHF (SFr)
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments | SFr				SFr 4,500	SFr 3,300	SFr 7,200		SFr 4,400
Reserve for share-based payment | SFr				SFr 22,363		22,363	SFr 22,363			SFr 16,062
Additional share based compensation expense | SFr						SFr 100
Weighted average grant date fair value per share | (per share)	[1]					SFr 16.11	SFr 18.68	SFr 10.18	$ 11.44
Number of share options exercised | shares	[2]					335,581		95,590
Number of options, exercisable | shares				2,236,218	1,751,475	2,236,218	2,236,218	1,751,475	1,751,475
Exercise price						SFr 0.01
Share price target one		SFr 20	SFr 15			15
Share price target two						20
Share price target three						SFr 25
Share-based compensation expense | SFr				SFr 3,322	SFr 2,792	SFr 4,844		SFr 3,707
Weighted average remaining contractual life of options outstanding						8 years				8 years
Earnout options | shares						217,998		280,185
Earnout shares | shares						948,549		3,793,995
Expense from sharebased payment transactions attributable to modification recognized | SFr					SFr 1,000
BCA
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price						SFr 0.01
Earnout options | shares						168,571
Earnout shares | shares						369,737
Options Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average grant date fair value per share | (per share)						SFr 12.48	SFr 14.47	SFr 7.96	$ 8.95
SARs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, exercisable | shares				2,236,218	1,751,475	2,236,218	2,236,218	1,751,475	1,751,475
Weighted average remaining contractual life of SARs outstanding						8 years				8 years
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments | SFr				SFr 1,700	SFr 500	SFr 2,600		SFr 500
Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding options				SFr 1.56		SFr 1.56	SFr 1.56
Earnout Options Exercise price				1.56		SFr 1.56	1.56
Trading days | TradingDay						20
Bottom of Range | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of options outstanding						1 year
Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding options				15.49		SFr 15.49	15.49
Earnout Options Exercise price				SFr 15.49		SFr 15.49	SFr 15.49
Trading days | TradingDay						30
Top of Range | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of options outstanding						4 years

[1]	The equity award exercise price is denominated in USD.
[2]	Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2025 and 2024. No SARs had been exercised or forfeited during the six months ended June 30, 2025 and 2024.